Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)		Preferred Stock Previously Reported	Preferred Stock Adjustment	Preferred Stock	Common Stock Previously Reported	Common Stock Adjustment	Common Stock		Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Adjustment	Additional Paid-in Capital		Accumulated Deficit Previously Reported	Accumulated Deficit Adjustment	Accumulated Deficit		Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Adjustment	Accumulated Other Comprehensive Income		Previously Reported	Adjustment	Total
Balance at Sep. 30, 2022	[1]				$ 1,007	$ (881)	$ 126		$ 25,172,170	$ 881	$ 25,173,051		$ (14,340,816)		$ (14,340,816)		$ 58,219		$ 58,219		$ 10,890,580		$ 10,890,580
Balance (in Shares) at Sep. 30, 2022	[1]				10,074,657	(8,815,324)	1,259,333
Stock-based compensation	[1]										370,878												370,878
Net loss	[1]														(17,428,428)								(17,428,428)
Foreign currency translation adjustment	[1]																		(26,260)				(26,260)
Balance at Sep. 30, 2023				[1]			$ 126	[1]			25,543,929	[1]			(31,769,244)	[1]			31,959	[1]			(6,193,230)	[2]
Balance (in Shares) at Sep. 30, 2023	[1]						1,259,333
Stock-based compensation	[1]										229,605												229,605
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant	[1]						$ 5				1,802,210												1,802,215
Issuance of Old Nukk common stock in exchange for a receivable from Brilliant (in Shares)	[1]						47,533
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities	[1]						$ 1				213,385												213,386
Issuance of Old Nukk common stock to settle accrued expenses and other current liabilities (in Shares)	[1]						5,629
Issuance of common stock to settle accrued expenses and other current liabilities	[1]						$ 35				1,880,152												1,880,187
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)	[1]						361,532
Issuance of stock purchase warrants	[1]										517,702												517,702
Issuance of common stock to settle loans payable – related parties	[1]						$ 1				270,562												270,563
Issuance of common stock to settle loans payable – related parties (in Shares)	[1]						8,767
Issuance of common stock to settle due to affiliates	[1]						$ 9				2,727,051												2,727,060
Issuance of common stock to settle due to affiliates (in Shares)	[1]						94,710
Issuance of common stock in connection with reverse recapitalization	[1]						$ 32				150,129												150,161
Issuance of common stock in connection with reverse recapitalization (in Shares)	[1]						321,495
Net loss	[1]														(8,518,520)								(8,518,520)
Foreign currency translation adjustment	[1]																		(176,842)				(176,842)
Balance at Sep. 30, 2024				[1]			$ 209	[1]			33,334,725	[1]			(40,287,764)	[1]			(144,883)	[1]			(7,097,713)	[2]
Balance (in Shares) at Sep. 30, 2024	[1]						2,098,999
Rounding of post-split shares outstanding per transfer agent	[1]						$ 1																1
Rounding of post-split shares outstanding per transfer agent (in Shares)	[1]						57
Stock-based compensation	[1]										5,603												5,603
Issuance of common stock as compensation for services	[1]						$ 85				1,363,940												1,364,025
Issuance of common stock as compensation for services (in Shares)	[1]						847,500
Issuance of common stock in connection with Exit and Settlement Agreement	[1]						$ 14				325,018												325,032
Issuance of common stock in connection with Exit and Settlement Agreement (in Shares)	[1]						140,100
Issuance of common stock as compensation to board of directors	[1]						$ 69				959,031												959,100
Issuance of common stock as compensation to board of directors (in Shares)							690,000	[1]
Issuance of common stock to settle accrued expenses and other current liabilities	[1]						$ 35				759,958												759,993
Issuance of common stock to settle accrued expenses and other current liabilities (in Shares)	[1]						354,660
Issuance of common stock, net of issuance of costs	[1]						$ 25				477,770												477,795
Issuance of common stock, net of issuance of costs (in Shares)	[1]						249,263
Issuance of common stock to settle convertible notes payable	[1]						$ 32				771,053												771,085
Issuance of common stock to settle convertible notes payable (in Shares)	[1]						319,952
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs	[1]						$ 23																23
Issuance of common stock in connection with private placement and embedded derivative, net of issuance costs (in Shares)	[1]						230,000
Reclassification of stock purchase warrants from equity-classified to liability-classified	[1]										(237,509)												(237,509)
Reclassification of stock purchase warrants from equity-classified to liability-classified (in Shares)	[1]
Net loss	[1]														(160,787,979)								(160,787,979)
Foreign currency translation adjustment	[1]																		110,435				110,435
Balance at Dec. 31, 2024				[1]			$ 493	[1]			$ 37,759,589	[1]			$ (201,075,743)	[1]			$ (34,448)	[1]			$ (163,350,109)	[2]
Balance (in Shares) at Dec. 31, 2024	[1]						4,930,531

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.